Fees Summary	Nov. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 130,679,980.00
Previously Paid Amount	0.00
Total Fee Amount	18,046.91
Total Offset Amount	0.00
Net Fee	$ 18,046.91